Taxation - Schedule of operating loss carryforwards (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 3,161,570
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	139,448
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	137,645
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	112,456
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	132,554
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	216,719
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	201,070
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	234,168
Loss Expiring In 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	866,217
Loss Expiring In 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	662,490
Loss Expiring In 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 458,803